S000038875 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.37%	13.59%	14.59%
Northern Trust Quality Dividend Defensive Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.71%	13.80%	12.62%
FlexShares Quality Dividend Defensive Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		17.28%	13.39%	12.11%
FlexShares Quality Dividend Defensive Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.69%	12.77%	11.27%
FlexShares Quality Dividend Defensive Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.48%	10.56%	9.75%

[1]	Reflects no deduction for fees, expenses or taxes.